UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                       Form 13F

                 Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [   ]; Amendment Number: __________
This Amendment (Check only one.):
                          [   ] is a restatement.
                          [   ] adds new holdings entries.

Institutional Invesmtent Manager Filing this Report:

Name:             Lourd Capital Management
Address:          9777 Wilshire Blvd., Suite 1018
                  Beverly Hills, CA 90212

Form 13F File Number: 028-15413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Sigining this Report on Behalf of Reporting Manager:

Name:  Gordon Kao
Title: Chief Compliance Officer
Phone: (310)300-9897

Signatur, Place, and Date of Signing

Gordon Kao            Beverly Hills, CA              5/14/13

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

Form 13F File Number     Name
28-__________                     ____________________

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                 Form 13F Summary Page

Number of Other Included Managers:             NONE
Form 13F Information Table Entry Total:                 100
Form 13F Information Table Value Total (thousands):        795,158

List of Other Included Managers:    NONE

                                        FORM 13F INFORMATION TABLE

                                         TITLE             VALUE     SHRS OR     SH/	PUT/	INVSTMT	OTHER   VOTING	AUTHORITY
NAME OF ISSUER                           OF CLA	CUSIP	   (x$1000)  PRN AMT     PRN	CALL	DSCRETN	MGRS 	SOLE	SHARED  NONE
BERKSHIRE HATHAWAY INC DEL CL A          COM    084670108  450,243   2,881       SH         	SOLE       	2,881
BERKSHIRE HATHAWAY CL B                  COM    084670702  49,234    472,491     SH         	SOLE       	472,491
VANGUARD SMALL CAP VALUE ETF             ETF    922908611  44,940    547,045     SH         	SOLE       	547,045
ISHARES TIPS BOND ETF                    ETF    464287176  36,332    299,597     SH         	SOLE       	299,597
VANGUARD REIT INDEX                      ETF    922908553  32,188    456,373     SH         	SOLE       	456,373
BANK OF AMERICA CORP                     COM    060505104  29,520    2,423,678   SH         	SOLE       	2,423,678
EXXON MOBIL CORP                         COM    30231G102  25,001    277,446     SH         	SOLE       	277,446
COSTCO WHOLESALE CORP                    COM    22160K105  19,228    181,212     SH         	SOLE       	181,212
FLEXSHARES TR IBOXX 5 YR TARGET DURATION ETF    33939L605  12,670    480,829     SH         	SOLE       	480,829
INTL BUSINESS MACHINES                   COM    459200101  10,832    50,783      SH         	SOLE       	50,783
CHEVRON CORP                             COM    166764100  8,297     69,832      SH         	SOLE       	69,832
LIONS GATE ENTMT CP NEWF                 COM    535919203  6,333     266,416     SH	        SOLE       	266,416
DAILY JOURNAL CORP SC FRMLY CALIF        COM    233912104  4,588     41,331      SH     	SOLE       	41,331
S & P MID CAP 400 DEP RCPTS MID CAP      ETF    78467Y107  4,226     20,102      SH		SOLE       	20,102
APACHE CORP                              COM    037411105  3,088     40,020      SH         	SOLE       	40,020
APPLE COMPUTER, INC.                     COM    037833100  2,833     6,399       SH         	SOLE       	6,399
NORDSTROM INC                            COM    655664100  2,534     45,879      SH         	SOLE       	45,879
ISHARES MSCI EAFE ETF                    ETF    464287465  2,293     38,875      SH        	SOLE       	38,875
ALTRIA GROUP INC                         COM    02209S103  1,823     52,326      SH         	SOLE       	52,326
LAS VEGAS SANDS CORP                     COM    517834107  1,802     31,780      SH         	SOLE       	31,780
ISHARES RUSSELL 2000 ETF                 ETF    464287655  1,740     18,376      SH        	SOLE       	18,376
JOHNSON & JOHNSON                        COM    478160104  1,711     20,983      SH		SOLE       	20,983
ISHARES 1-3 YR CREDIT BOND ETF           ETF    464288646  1,670     15,820      SH         	SOLE       	15,820
ISHARES MSCI EMERGING MARKETS ETF        ETF    464287234  1,630     38,107      SH         	SOLE       	38,107
JP MORGAN ALERIAN MLP ETN                ETF    46625H365  1,515     33,312      SH         	SOLE       	33,312
GENERAL ELECTRIC CO                      COM    369604103  1,459     62,595      SH         	SOLE       	62,595
MCMORAN EXPLORATION CO CO                COM    582411104  1,404     85,900      SH         	SOLE       	85,900
WELLS FARGO & CO                         COM    949746101  1,385     37,440      SH		SOLE       	37,440
VANGUARD SHORT TERM BOND                 ETF    921937827  1,344     16,600      SH         	SOLE       	16,600
CLEARWIRE CORP                           COM    18538Q105  1,295     399,686     SH         	SOLE       	399,686
AMERICAN EXPRESS CO                      COM    025816109  1,289     19,105      SH         	SOLE       	19,105
COCA COLA CO                             COM    191216100  1,254     30,788      SH         	SOLE       	30,788
PROCTER & GAMBLE CO                      COM    742718109  1,189     15,433      SH         	SOLE       	15,433
VANGUARD ENERGY                          ETF    92204A306  1,133     10,000      SH         	SOLE       	10,000
SPDR S&P 500 ETF                         ETF    78462F103  1,110     7,052       SH         	SOLE       	7,052
AMAZON.COM INC                           COM    023135106  1,055     3,958       SH         	SOLE       	3,958
DIAGEO PLC                               COM    25243Q205  969       7,635       SH         	SOLE       	7,635
MCDONALDS CORP                           COM    580135101  898       9,011       SH         	SOLE       	9,011
VANGUARD HIGH DIVIDEND YIELD             ETF    921946406  822       15,000      SH         	SOLE       	15,000
EXPEDIA INC DEL COM                      COM    30212P303  772       12,856      SH         	SOLE       	12,856
IAC/INTERACTIVECORP                      COM    44919P508  747       16,718      SH         	SOLE       	16,718
PFIZER INC                               COM    717081103  694       24,039      SH         	SOLE       	24,039
TRIPADVISOR INC                          COM    896945201  675       12,856      SH         	SOLE       	12,856
TCW STRATEGIC INCOME FUND INC COM        COM    872340104  671       113,500     SH         	SOLE       	113,500
POWERSHARES QQQ TR                       ETF    73935A104  636       9,201       SH         	SOLE       	9,201
MICROSOFT                                COM    594918104  626       21,884      SH         	SOLE       	21,884
WALT DISNEY CO                           COM    254687106  590       10,386      SH         	SOLE       	10,386
SPDR GOLD ETF                            ETF    78463V107  586       3,795       SH         	SOLE       	3,795
1ST CENTY BANCSHARESINC COM              COM    31943X102  553       98,652      SH         	SOLE       	98,652
CVS CORP                                 COM    126650100  550       10,000      SH         	SOLE       	10,000
ROYAL DUTCH SHELL PLC-ADR                COM    780259206  521       8,000       SH         	SOLE       	8,000
WESTERN DIGITAL CORP                     COM    958102105  505       10,000      SH         	SOLE       	10,000
MEDTRONIC INC                            COM    585055106  470       10,000      SH         	SOLE       	10,000
ISHARES RUSSELL 2000 VALUE               ETF    464287630  463       5,501       SH         	SOLE       	5,501
EMERSON ELECTRIC CO                      COM    291011104  443       7,932       SH         	SOLE       	7,932
ISHARES MSCI EAFE SMALL CAP ETF          ETF    464288273  440       10,000      SH         	SOLE       	10,000
BOEING CO                                COM    097023105  429       5,000       SH         	SOLE       	5,000
UNITED TECHNOLOGIES CORP                 COM    913017109  417       4,465       SH         	SOLE       	4,465
BRISTOL MYERS SQUIBB                     COM    110122108  412       10,000      SH         	SOLE       	10,000
3M COMPANY                               COM    88579Y101  411       3,866       SH         	SOLE       	3,866
BOOZ ALLEN HAMILTON HLDG CORP CL A       COM    099502106  403       30,000      SH         	SOLE       	30,000
NYSE EURONEXT N V                        COM    629491101  398       10,300      SH         	SOLE       	10,300
GOOGLE INC                               COM    38259P508  398       501         SH         	SOLE       	501
WHOLE FOODS MARKET INC                   COM    966837106  390       4,500       SH         	SOLE       	4,500
VANGRD RUSSELL 1000 ETF VALUE ETF        ETF    92206C714  384       5,411       SH         	SOLE       	5,411
WISDOMTREE EMERGING MARKETS EQUITY INCOM ETF    97717W315  380       6,900       SH         	SOLE       	6,900
VANGUARD VALUE ETF                       ETF    922908744  336       5,120       SH         	SOLE       	5,120
ISHARES INC MSCI PACIFIC EX-JAPAN        ETF    464286665  334       6,718       SH         	SOLE       	6,718
PHILIP MORRIS INTL INC                   COM    718172109  327       3,500       SH         	SOLE       	3,500
AT&T INC COM                             COM    00206R102  325       8,865       SH         	SOLE       	8,865
VANGUARD INTL EQUITY INDE FUNDS FTSE ALL ETF    922042718  319       3,375       SH         	SOLE       	3,375
POSCO SPON ADR                           COM    693483109  313       4,250       SH         	SOLE       	4,250
MONDELEZ INTL INC COM                    COM    609207105  307       10,000      SH         	SOLE       	10,000
VANGUARD FTSE EMERGING MARKETS ETF       ETF    922042858  307       7,161       SH         	SOLE       	7,161
ABBVIE INC COM USD0.01                   COM    00287Y109  306       7,500       SH         	SOLE       	7,500
ISHARES TRUST DOW JONES US REAL ESTATE I ETF    464287739  305       4,357       SH         	SOLE       	4,357
ACCENTURE LTD BERMUDA CL A               COM    G1151C101  300       3,950       SH         	SOLE       	3,950
JP MORGAN CHASE & CO                     COM    46625H100  299       6,299       SH         	SOLE       	6,299
CISCO SYS INC                            COM    17275R102  297       14,204      SH         	SOLE       	14,204
DANAHER CORP                             COM    235851102  292       4,700       SH         	SOLE       	4,700
HARLEY DAVIDSON INC                      COM    412822108  288       5,400       SH         	SOLE       	5,400
ISHARES TRUST RUSSELL 3000 INDEX FD      ETF    464287689  283       3,019       SH         	SOLE       	3,019
HSN INC                                  COM    404303109  274       4,993       SH         	SOLE       	4,993
INTL GAME TECHNOLOGY                     COM    459902102  274       16,516      SH         	SOLE       	16,516
EATON VANCE TAX ADV DIV INC              COM    27828G107  269       14,419      SH         	SOLE       	14,419
ABBOTT LABORATORIES                      COM    002824100  265       7,500       SH         	SOLE       	7,500
AUTOMATIC DATA PROCESSING INC            COM    053015103  257       3,920       SH         	SOLE       	3,920
ENTERPRISE PRODS PARTNERS L P            COM    293792107  251       4,169       SH         	SOLE       	4,169
PRAXAIR INC                              COM    74005P104  251       2,250       SH         	SOLE       	2,250
MASTERCARD INC                           COM    57636Q104  224       414         SH         	SOLE       	414
PEPSICO INC                              COM    713448108  214       2,692       SH         	SOLE       	2,692
SPECTRA ENERGY CORP                      COM    847560109  209       6,800       SH         	SOLE       	6,800
CATERPILLAR INC                          COM    149123101  201       2,315       SH         	SOLE       	2,315
AEROVIRONMENT INC COM                    COM    008073108  189       10,418      SH         	SOLE       	10,418
DELL INC                                 COM    24702R101  144       10,000      SH         	SOLE       	10,000
NEW YORK TIMES CO                        COM    650111107  98        10,000      SH         	SOLE       	10,000
ALCOA INC                                COM    013817101  85        10,000      SH         	SOLE       	10,000
CINCINNATI BELL INC                      COM    171871106  65        20,000      SH         	SOLE       	20,000
RADNET INC COM                           COM    750491102  60        21,515      SH         	SOLE       	21,515
MANNKIND CORP                            COM    56400P201  50        14,710      SH         	SOLE       	14,710